Consolidated Balance Sheets (Unaudited) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 312,974	$ 1,815,055
Deposits	7,938	151,125
Prepaid expenses	9,255	46,619
Total current assets	330,167	2,012,799
Other assets
Mineral properties	975,700	800,700
Total assets	1,305,867	2,813,499
Current liabilities
Accounts payable	183,779	61,294
Other liabilities	11,911	10,661
Total current liabilities	195,690	71,955
Warrant liability	1,148,068	2,361,925
Total liabilities	1,343,758	2,433,880
Stockholders' equity
Preferred stock, 50,000,000 shares authorized, $.0001 par value Series A 4,586,539 issued and outstanding as of 6/30/12 and 12/31/11, respectively	459	459
Common stock, 200,000,000 shares authorized, $ .0001 par value; 29,897,846 shares issued and outstanding as of 6/30/12 and 12/31/11, respectively	3,005	2,990
Additional paid in capital	3,815,243	3,208,096
Deficit accumulated during the exploration stage	(3,856,598)	(2,831,926)
Total stockholders' equity	(37,891)	379,619
Total liabilities and stockholders' equity	$ 1,305,867	$ 2,813,499